6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Stock Option Plan And Stock-based Compensation Tables
Assumptions for fair value of stock options
	2014	2013
Risk-free interest rate	0.5% - 2.3%	0.5% - 1.6%
Expected dividend yield	0%	0%
Volatility factor	85% - 98%	85 - 96%
Expected life of option	2.50 to 7 years	3.25 to 6 years

	2013	2012
Risk-free interest rate	0.47% - 1.55%	0.43% - 1.27%
Expected dividend yield	0%	0%
Volatility factor	85% - 96%	85 - 90%
Expected life of option	3.25 to 6 years	3.50 to 7 years

Activity under Stock Plans
	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40
Granted	1,777,000	0.37-1.21	0.94
Exercised	(84,016)	0.10-0.57	0.54
Options forfeited/cancelled	(950,984)	0.57-1.21	0.95
Outstanding as of December 31, 2014	6,483,400	$0.10-1.85	$0.47

	Shares	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of December 31, 2011	1,578,400	$0.10-1.85	$0.19
Granted	6,130,000	0.10-0.50	0.48
Exercised	-	-	-
Options forfeited/cancelled	-	-	-
Outstanding as of December 31, 2012	7,708,400	$0.10-1.85	$0.42
Granted	708,000	0.42-1.00	0.68
Exercised	(13,104)	0.50	0.50
Options forfeited/cancelled	(2,661,896)	0.42-1.00	0.52
Outstanding as of December 31, 2013	5,741,400	$0.10-1.85	$0.40

Information about stock options vested or expected to vest
Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate		Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	Number of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,795,000	$0.10	1.87	$987,250	1,795,000	$0.10	1.87	$987,250
0.37	58,000	0.37	7.67	16,240	38,000	0.37	8.16	10,640
0.42	63,000	0.42	6.01	14,490	63,000	0.42	6.01	14,490
0.43	100,000	0.43	9.61	22,000	-	0.43	-	-
0.50	3,710,000	0.50	4.00	556,500	3,376,666	0.50	3.45	506,500
0.69	100,000	0.69	9.21	-	100,000	0.69	9.21	-
1.21	579,000	1.21	9.07	-	497,750	1.21	9.06	-
1.85	78,400	1.85	0.75	-	78,400	1.85	0.75	-
$0.10-1.85	6,483,400	$0.47	4.04	$1,596,480	5,948,816	$0.46	3.56	$1,518,880

Vested or Expected to Vest					Exercisable Options
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
		Exercise	Remaining	Aggregate	Number	Exercise	Remaining	Aggregate
Exercise	Number of	Price Per	Contractual	Intrinsic	of	Price	Contractual	Intrinsic
Price	Options	Share	Life (Years)	Value	Options	Per Share	Life (Years)	Value
$0.10	1,800,000	$0.10	2.87	$2,376,000	1,706,250	$0.10	2.88	$2,252,250
0.42	63,000	0.42	7.01	63,000	63,000	0.42	7.01	63,000
0.50	3,310,000	0.50	4.33	3,045,200	2,830,835	0.50	4.37	2,604,368
0.57	400,000	0.57	4.62	340,000	133,280	0.57	4.62	113,288
1.00	90,000	1.00	4.14	37,800	67,500	1.00	4.14	28,350
1.85	78,400	1.85	1.75	-	78,400	1.85	1.75	-
$0.10-1.85	5,741,400	$0.40	3.89	$5,862,000	4,879,265	$0.39	3.85	$5,061,256

Schedule of non-vested stock options
	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2012	5,389,583	$0.30
Granted	708,000	0.21
Forfeited	(2,655,000)	0.30
Vested	(2,580,448)	0.29
Non-vested as of December 31, 2013	862,135	$0.25
Granted	1,777,000	0.68
Forfeited	(552,970)	0.62
Vested	(1,601,581)	0.55
Non-vested as of December 31, 2014	484,584	$0.39

	Number of Options	Weighted-Average Grant-Date Fair Value
Non-vested as of December 31, 2011	882,950	$.20
Granted	6,130,000	.30
Forfeited	-	-
Vested	(1,623,367)	.27

Non-vested as of December 31, 2012	5,389,583	$.30
Granted	708,000	.21
Forfeited	(2,655,000)	.30
Vested	(2,580,448)	.29

Non-vested as of December 31, 2013	862,135	$.25